Short-term borrowings and long-term debt (Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Long Term Debt And Capital Lease Obligations Repayments Of Principal [Line Items]
2021	¥ 4,574,045
2022	3,692,634
2023	3,014,979
2024	1,575,717
2025	¥ 1,210,354